Employee benefits - Plan assets and reimbursement rights (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of net defined benefit liability (asset) [line items]
Interest income on plan assets	$ (4,221)	$ (6,101)
Administration expenses paid from the plan	(3,432)	(1,462)
Plan assets	707,712	730,028
Reimbursement rights	20,139	19,675
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset	749,703	631,569
Interest income on plan assets	36,960	35,585
Employer contributions	16,467	12,977
Return on assets excluding interest income	(52,468)	51,646
Plan participant contributions	176	248
Benefits paid from the plan	(36,244)	(31,751)
Benefits paid directly by employer	(7,771)	(5,721)
Administration expenses paid from the plan	(3,432)	(1,462)
Foreign currency translation adjustment	24,460	56,612
Plan assets	707,712	730,028
Reimbursement rights	20,139	19,675
Net defined benefit asset	727,851	749,703
U.K.
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	611,040	642,538
Reimbursement rights	0	0
U.K. | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset	642,538	536,226
Interest income on plan assets	31,518	30,573
Employer contributions	358	426
Return on assets excluding interest income	(48,857)	50,973
Plan participant contributions	57	86
Benefits paid from the plan	(32,269)	(27,712)
Benefits paid directly by employer	0	0
Administration expenses paid from the plan	(3,432)	(1,462)
Foreign currency translation adjustment	21,127	53,428
Plan assets	611,040	642,538
Reimbursement rights	0	0
Net defined benefit asset	611,040	642,538
France
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	0	0
Reimbursement rights	0	0
France | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset	0	0
Interest income on plan assets	0	0
Employer contributions	2,793	2,033
Return on assets excluding interest income	0	0
Plan participant contributions	0	0
Benefits paid from the plan	0	0
Benefits paid directly by employer	(2,793)	(2,033)
Administration expenses paid from the plan	0	0
Foreign currency translation adjustment	0	0
Plan assets	0	0
Reimbursement rights	0	0
Net defined benefit asset	0	0
GERMANY
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	13,254	12,599
Reimbursement rights	19,752	19,300
GERMANY | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset	31,899	30,829
Interest income on plan assets	1,090	1,300
Employer contributions	4,545	2,804
Return on assets excluding interest income	(2,975)	(906)
Plan participant contributions	0	0
Benefits paid from the plan	(156)	(503)
Benefits paid directly by employer	(4,069)	(3,192)
Administration expenses paid from the plan	0	0
Foreign currency translation adjustment	2,672	1,567
Plan assets	13,254	12,599
Reimbursement rights	19,752	19,300
Net defined benefit asset	33,006	31,899
Other
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	83,418	74,891
Reimbursement rights	387	375
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset	75,266	64,514
Interest income on plan assets	4,352	3,712
Employer contributions	8,771	7,714
Return on assets excluding interest income	(636)	1,579
Plan participant contributions	119	162
Benefits paid from the plan	(3,819)	(3,536)
Benefits paid directly by employer	(909)	(496)
Administration expenses paid from the plan	0	0
Foreign currency translation adjustment	661	1,617
Plan assets	83,418	74,891
Reimbursement rights	387	375
Net defined benefit asset	$ 83,805	$ 75,266